LONG-TERM PAYABLES (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Carrying amount of the equipment sold	¥ 173,699,493
Cash consideration	159,980,000
Loss recognized	¥ 13,719,493